Debt - Summary of Long-term Debt (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	$ 66,014,912	$ 1,186,070,119				$ 1,553,553,738
Principal amount of debt		1,501,486,616				1,940,045,760
Accrued interest		29,811,474				38,726,495
Total		1,531,298,090				1,978,772,255
Short-term maturities		315,416,497				386,492,022
Short-term debt and current portion of long-term debt		345,227,971				425,218,517
U.S
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	70,209,303	1,261,429,484			$ 74,519,366	1,510,380,872
Peso
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion		135,830,336				230,261,924
Bonds | U.S
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	$ 50,949,129	$ 915,387,717			$ 60,095,301	$ 1,218,029,594
Bonds | U.S | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%	5.35%	5.35%	5.35%	2.38%	2.38%	2.38%	2.38%
Bonds | U.S | Bottom of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%	3.50%	3.50%	0.612%	0.612%	0.612%	0.612%
Bonds | U.S | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Bonds | U.S | Top of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Bonds | Euro
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion		$ 51,922,592	€ 2,461,090			$ 136,091,806	€ 6,484,638
Bonds | Euro | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Bonds | Euro | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.88%	4.88%	4.88%	4.88%	5.50%	5.50%	5.50%	5.50%
Bonds | Yen
Disclosure of detailed information about borrowings [line items]
Interest rate	0.54%	0.54%	0.54%	0.54%
Long-term debt, net of current portion		$ 9,165,982		¥ 79,982,394		$ 10,306,353		¥ 79,956,191
Bonds | Yen | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate					0.54%	0.54%	0.54%	0.54%
Bonds | Other currencies
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion						$ 11,412,443
Bonds | Other currencies | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate					3.75%	3.75%	3.75%	3.75%
Project financing | U.S
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	$ 234,956	$ 4,221,385			$ 413,496	$ 8,380,867
Project financing | U.S | Bottom of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	1.23%	1.23%	1.23%	1.23%	0.87%	0.87%	0.87%	0.87%
Project financing | U.S | Top of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Direct loans | U.S
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	$ 15,017,401	$ 269,813,134			$ 5,000,493	$ 101,351,485
Direct loans | U.S | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.59%	4.59%	4.59%	4.59%	10.38%	10.38%	10.38%	10.38%
Direct loans | U.S | Bottom of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Direct loans | U.S | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	10.38%	10.38%	10.38%	10.38%
Direct loans | U.S | Top of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	4.54%	4.54%	4.54%	4.54%	4.54%	4.54%	4.54%	4.54%
Direct loans | Peso
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion		$ 84,526,117				$ 143,086,612
Direct loans | Peso | Bottom of range | TIIE
Disclosure of detailed information about borrowings [line items]
Interest rate	1.90%	1.90%	1.90%	1.90%	0.85%	0.85%	0.85%	0.85%
Direct loans | Peso | Top of range | TIIE
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Syndicated loans | U.S
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	$ 1,500,000	$ 26,950,050			$ 1,500,000	$ 30,402,450
Syndicated loans | U.S | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	4.85%	4.85%	4.85%	4.85%
Syndicated loans | U.S | Top of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate					4.85%	4.85%	4.85%	4.85%
Syndicated loans | Peso
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion						$ 1,350,000
Syndicated loans | Peso | TIIE
Disclosure of detailed information about borrowings [line items]
Interest rate					0.95%	0.95%	0.95%	0.95%
Revolving credit lines | U.S
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	$ 1,589,924	$ 28,565,695			$ 6,481,543	$ 131,369,868
Revolving credit lines | U.S | Bottom of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate					3.00%	3.00%	3.00%	3.00%
Revolving credit lines | U.S | Top of range | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate					4.85%	4.85%	4.85%	4.85%
Revolving credit lines | Peso
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion						$ 20,500,000
Revolving credit lines | Peso | Bottom of range | TIIE
Disclosure of detailed information about borrowings [line items]
Interest rate					4.25%	4.25%	4.25%	4.25%
Financing of Infrastructure asset | U.S
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion	$ 917,893	$ 16,491,503			$ 1,028,533	$ 20,846,608
Financing of Infrastructure asset | U.S | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%
Financing of Infrastructure asset | U.S | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	8.89%	8.89%	8.89%	8.89%	8.89%	8.89%	8.89%	8.89%
Certificados bursátiles | Peso
Disclosure of detailed information about borrowings [line items]
Interest rate	7.47%	7.47%	7.47%	7.47%
Long-term debt, net of current portion		$ 31,361,411				$ 31,318,419
Certificados bursátiles | Peso | Bottom of range | TIIE
Disclosure of detailed information about borrowings [line items]
Interest rate					7.47%	7.47%	7.47%	7.47%
Certificados bursátiles | Peso | Top of range | TIIE
Disclosure of detailed information about borrowings [line items]
Interest rate
Certificados bursátiles | UDIs
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion		$ 43,138,222				$ 41,592,362
Certificados bursátiles | UDIs | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%
Certificados bursátiles | UDIs | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%
Others | Peso
Disclosure of detailed information about borrowings [line items]
Long-term debt, net of current portion		$ 19,942,808				$ 34,006,893
Others | Peso | TIIE
Disclosure of detailed information about borrowings [line items]
Interest rate	2.65%	2.65%	2.65%	2.65%
Others | Peso | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate					2.65%	2.65%	2.65%	2.65%
Others | Peso | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate
Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest rate	3.87%	3.87%	3.87%	3.87%	4.49%	4.49%	4.49%	4.49%
One Month Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.688%	3.688%	3.688%	3.688%	4.332%	4.332%	4.332%	4.332%
Three Month Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.6517%	3.6517%	3.6517%	3.6517%	4.3051%	4.3051%	4.3051%	4.3051%
Six Month Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.574%	3.574%	3.574%	3.574%	4.25%	4.25%	4.25%	4.25%
TIIE | Twenty Eight Days TIEE Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	7.3489%	7.3489%	7.3489%	7.3489%	10.244%	10.244%	10.244%	10.244%
TIIE | Ninety One Days TIEE Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	7.393%	7.393%	7.393%	7.393%	10.633%	10.633%	10.633%	10.633%
TIIE | One Hundred Eighty Two Days TIIE Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	7.458%	7.458%	7.458%	7.458%	10.769%	10.769%	10.769%	10.769%